Long-term Investment (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Investment
Summary of financial information of long-term investments

Operating data:

	Jupai
	Years Ended December 31,
	2013	2014	2015
	$	$	$
Revenue	22,594,781	39,138,038	95,529,304
Cost	(3,703,030)	(10,657,267)	(37,414,007)
Selling, general and administrative expense	(8,257,935)	(12,777,688)	(28,363,598)
Profit from operations	11,247,071	17,841,307	32,329,720
Net income	9,050,371	14,630,140	26,523,390

Balance Sheet Data:

	Jupai
	As of December 31,
	2014	2015
	$	$
Current assets	53,539,720	153,068,268
Non-current assets	13,774,143	88,616,208
Current liabilities	19,464,239	58,136,671
Non-current liabilities	1,270,966	13,492,814